INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company and its subsidiary's deferred tax assets are as follows:

	December 31,
	2013	2012
Tax asset in respect of:
Operating loss carryforward and deductions	$34,381	$27,658
Reserves, allowances and other	16	10

Net deferred tax asset before valuation allowance	34,397	27,668
Valuation allowance	(34,397)	(27,668)

Net deferred tax asset	$-	$-